LATE REMITTANCES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
LATE REMITTANCES	LATE REMITTANCES
Late contributions of $12,554 for March 22, 2024 were made to the Master Trust on February 7, 2025; and late contributions of $83,590 for January 23, 2025 and $46,346 for February 21, 2025 were made to the Master Trust on March 12, 2025. Late contributions of $2,402 for March 21, 2025 and $2,142 for April 23, 2025 were made to the Master Trust on December 5, 2025. Additionally, late contributions of $4,868 for July 23, 2025 were made to the Master Trust on August 22, 2025. Earnings on the late contributions of $1,333 for March 22, 2024 earnings amount, $1,055 for January 23, 2025 earnings amount, and $232 for February 21, 2025 earnings amount were made on or around May 27, 2026. Earnings on the late contributions of $358 for March 21, 2025 and $277 for April 23, 2025 were made on or around December 12 and December 17, 2025, respectively. Earnings on the late contributions of $30 for July 23, 2025 are expected to be made in July, 2026. For more information, see “Schedule of Delinquent Participant Contributions ” below.